Acquired Intangible Assets (Details) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 2,469,802	$ 2,469,802
Accumulated amortization	(2,435,402)	(2,367,968)
Developed Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,373,447	2,373,447
Weighted- average amortization period	1 year	1 year 3 months 18 days
Accumulated amortization	(2,358,318)	(2,310,155)
Customer List [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	96,355	96,355
Weighted- average amortization period	1 year	2 years
Accumulated amortization	$ (77,084)	$ (57,813)